UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2017
Disclosure of unconsolidated structured entities [abstract]
Disclosure of unconsolidated structured entities [text block]
NOTE 33 – UNCONSOLIDATED STRUCTURED ENTITIES

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by Grupo Aval. Grupo Aval enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which Grupo Aval had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

Nature and risks associated with Grupo Aval’s interests in unconsolidated structured entities

December 31, 2017	Securitizations		Grupo Aval’s managed funds		Total
Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	19,602	Ps.	3,030,499	Ps.	3,050,101
Other account receivables		-		37,606		37,606
Total assets in relation to the Gupo Aval’s interests in the unconsolidated structured entities		19,602		3,068,105		3,087,707
Grupo Aval’s maximum exposure	Ps.	19,602	Ps.	3,068,105	Ps.	3,087,707

December 31, 2016	Securitizations		Grupo Aval’s managed funds		Total
Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	27,377	Ps.	2,719,217	Ps.	2,746,594
Other account receivables		-		45,489		45,489
Total assets in relation to the Gupo Aval’s interests in the unconsolidated structured entities		27,377		2,764,706		2,792,083
Grupo Aval’s maximum exposure	Ps.	27,377	Ps.	2,764,706	Ps.	2,792,083

Grupo Aval invests in asset-backed securities issued by securitization entities for which underlying assets are mortgages granted by financial institutions. Grupo Aval does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and accounted for as investment at fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings. Also, Grupo Aval retains beneficial interests in the form of servicing fees on the securitized receivable and manages funds.

In the normal course of operations, Grupo Aval has trust companies that manage collective investment funds and assets of third parties whose the managing trustees receive commissions. Additionally Grupo Aval has the subsidiary Fondo de Pensiones y Cesantias Porvenir that manages mandatory pension funds and defined contribution plans. For management services provided by the trust and Porvenir, commissions vary according to the conditions of each fund or asset managed are received.

The obligations of these entities in the administration of these assets are of means and do not guarantee the results. The maximum exposure risk of loss is determined by the possible failures in the administration of the funds by the amount of the returns that manages and the return of the results of assets the clients.